Annual Fund Operating Expenses - SMI 3Fourteen REAL Asset Allocation ETF [Member]	Feb. 18, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.08%	[3]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2026

[1]	Under the Investment Advisory Agreement, 3Fourteen & SMI Advisory Services, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
[4]	The Adviser has contractually agreed to waive its management fee up to a maximum of 4 basis points (bps) to the extent necessary to offset the proportionate share of Acquired Fund Fees and Expenses (“AFFE”) incurred by the Fund until March 1, 2026 and the Adviser may not terminate this arrangement prior to that date. The Board of Trustees may terminate this agreement.